Preferred Shares - Issuances of convertible redeemable preferred shares (Details) - $ / shares	Dec. 31, 2022	Dec. 31, 2020	Aug. 07, 2019	Sep. 14, 2018	Mar. 22, 2017	Dec. 08, 2016	Sep. 21, 2015	May 05, 2014	Nov. 08, 2011
Temporary Equity [Line Items]
Total number of shares issued	182,185,704
Series A convertible redeemable preferred stock
Temporary Equity [Line Items]
Total number of shares issued									37,858,584
Consideration per share									$ 0.26
Series B convertible redeemable preferred stock
Temporary Equity [Line Items]
Total number of shares issued								25,164,697
Consideration per share								$ 0.93
Series C convertible redeemable preferred stock
Temporary Equity [Line Items]
Total number of shares issued							27,935,316
Consideration per share							$ 2.17
Series D convertible redeemable preferred stock
Temporary Equity [Line Items]
Total number of shares issued						22,334,525
Consideration per share						$ 4.63
Series D1 Convertible Redeemable Preferred Stock
Temporary Equity [Line Items]
Total number of shares issued					6,947,330
Consideration per share					$ 5.04
Series E convertible redeemable preferred stock
Temporary Equity [Line Items]
Total number of shares issued				27,267,380
Consideration per share				$ 9.89
Series F convertible redeemable preferred stock
Temporary Equity [Line Items]
Total number of shares issued			34,677,872
Consideration per share			$ 12.52
Series F convertible redeemable preferred stock | Warrant
Temporary Equity [Line Items]
Total number of shares issued		11,985,440